Acquisition of Atlas Bank - Business Acquisition, Pro Forma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Net Interest Income	$ 19,573	$ 18,669	$ 18,481	$ 18,475	$ 18,196	$ 17,042	$ 16,346	$ 15,994	$ 16,875	$ 39,098	$ 36,671	$ 73,821	$ 66,257	$ 70,180
Non-interest income	1,718	1,948	2,385	1,929	1,861	1,833	11,070	2,285	1,200	3,298	3,790	8,123	16,388	2,145
Non-interest expense	16,520	15,804	17,515	15,557	15,282	15,019	23,942	15,191	15,273	33,291	30,839	64,158	69,425	58,721
Net Income	2,169	2,829	1,786	2,987	2,586	1,925	1,744	1,177	1,660	5,092	5,573	10,188	6,506	5,078
Net income per common shares (EPS)
Basic and diluted						$ 0.03	$ 0.03	$ 0.02	$ 0.03
Pro Forma [Member]
Net Interest Income												77,077	68,867
Non-interest income												8,255	16,340
Non-interest expense												68,508	73,361
Net Income												$ 9,535	$ 5,567
Net income per common shares (EPS)
Basic and diluted												$ 0.14	$ 0.08